DREYFUS GNMA FUND, INC.


                                                  September 3, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn:  FILINGS - RULE 497(j)

RE:  Dreyfus GNMA Fund, Inc.
     Registration Statement File No. 2-95553
     CIK No.  000762156

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 20 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 21, 1997.

                                                  Very truly yours,



                                                  Elizabeth A. Bachman
                                                  Assistant Secretary

cc:  Ernst & Young
     Stroock & Stroock & Lavan